6. Exploration and Evaluation Assets: Schedule of Movement Of The Company's EE Assets (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Movement Of The Company's EE Assets
$
Balance, June 30, 2020	5,396,879
Exploration and evaluation expenditures	333,345
Balance, June 30, 2021	5,730,224
Exploration and evaluation expenditures	6,347,360
Balance, June 30, 2022	12,077,584
Exploration and evaluation expenditures	9,364,448
Balance, June 30, 2023	21,442,032